Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	WVLIX
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Carne Funds
Risk/Return:	rr_RiskReturnAbstract
Supplement Data [Text Block]	WVLIX_CF315774_SupplementTextBlock
Carne Capital, LLC Appointed as Adviser

Effective December 27, 2011, the Board of Trustees of Forum Funds (the “Trust”) terminated the investment advisory agreement between the Trust and Waterville Capital, LLC. Also, effective on December 27, 2011, Carne Capital, LLC (“Carne”) was appointed to serve as the investment adviser to the Waterville Large Cap Value Fund and commenced management of the Fund pursuant to an Interim Investment Advisory Agreement (“Interim Agreement”). The Interim Agreement will remain in effect until May 25, 2012, or until Fund shareholders approve a new investment advisory agreement, whichever is earlier.

In connection with the appointment of Carne, the Fund changed its name to the Carne Large Cap Value Fund. Also, Carne has reduced the advisory fee payable by the Fund for investment advisory services from an annual rate, calculated as a percentage of the Fund’s average annual daily net assets, of 1.00% to an annual rate, calculated as a percentage of the Fund’s average annual daily net assets, of 0.95%.

As a result of the appointment of Carne and changes to the name and advisory agreement noted above, the Prospectus is revised as follows.

Name Change to Carne Large Cap Value Fund

The Fund has been re-named the Carne Large Cap Value Fund. Accordingly, all references to the Waterville Large Cap Value Fund are replaced with Carne Large Cap Value Fund (the “Fund”).

Risk/Return [Heading]	rr_RiskReturnHeading	FORUM FUNDS WATERVILLE LARGE CAP VALUE FUND (the “Fund”) Supplement dated December 28, 2011 to the Prospectus dated March 1, 2011, as supplemented November 23, 2011
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses (Page 1) Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Carne Funds | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%
Carne Funds | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	27.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	28.28%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(26.28%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%

[1]	Management Fees have been restated to reflect current management fee rates.
[2]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividends on short sales, acquired fund fees and expenses, and extraordinary expenses) of Institutional and Investor Shares to 2.00%, respectively, through at least March 1, 2012 ("Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for any contractual fee reduction or expense reimbursements if reimbursement to the Adviser occurs within three years of the fee reduction or expense reimbursement and does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.